Commitments - Future Minimum Rental Payments Payable under Noncancellable Operating Leases and Purchase Obligations (Detail) CAD in Millions	Dec. 31, 2017 CAD
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum Rental Payments Payable	CAD 1,135.1
Within one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum Rental Payments Payable	214.4
2018 to 2022 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum Rental Payments Payable	571.5
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum Rental Payments Payable	CAD 349.2